UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22280

Goldman Sachs Credit Strategies Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – 20.6%
Senior Term Loans(a) – 6.8%
Aerospace/Defense – 0.8%
Flying Fortress, Inc. (BBB-/Ba2)
$3,375,000	3.500%	06/30/17	$ 3,379,219

Consumer Cyclical Services – 2.2%
First Data Corp. (B+/B1)
4,961,000	4.164	09/24/18	4,963,778
Pre-Paid Legal Services (B+/Ba3)
980,199	6.250	07/01/19	985,717
STG-Fairway Acquisitions (B/NR)
3,731,250	6.250	02/28/19	3,724,273

			9,673,768

Consumer Products – 0.4%
Anchor Hocking LLC (B/B2)
1,592,000	7.500	05/21/20	1,611,900

Diversified Manufacturing – 0.6%
Rexnord LLC (B+/B2)
2,750,600	4.000	08/21/20	2,756,321

Media-Non Cable – 1.8%
Univision Communications, Inc. (B+/B2)
2,967,575	4.000	03/02/20	2,978,704
5,109,390	4.500	03/02/20	5,136,776

			8,115,480

Packaging – 0.2%
Ardagh Packaging Finance PLC (NR/NR)
950,000	4.250	12/05/19	954,750

Retailers – 0.8%
Academy Ltd. (B/B1)
376,143	4.500	08/03/18	378,024
National Vision, Inc. (BB-/B1)
1,517,867	7.000	08/02/18	1,521,661
Toys R US - Delaware, Inc. (NR/NR)
1,635,723	6.000	09/01/16	1,473,312

			3,372,997

TOTAL SENIOR TERM LOANS			$ 29,864,435

Other Secured Debt Obligations – 13.8%
Automotive(b)(c) – 0.3%
Schaeffler Finance BV (BB-/Ba2)
$969,000	8.500%	02/15/19	$ 1,092,548

Building Materials(c) – 0.2%
Headwaters, Inc. (B+/B2)
895,000	7.625	04/01/19	964,363

Chemicals(b)(c) – 0.4%
Taminco Global Chemical Corp. (B-/Caa1)
1,628,000	9.750	03/31/20	1,839,640

Consumer Cyclical Services(b)(c) – 0.8%
First Data Corp. (B+/B1)
1,471,000	7.375	06/15/19	1,573,970
Sabre, Inc. (B/B1)
1,711,000	8.500	05/15/19	1,890,655

			3,464,625

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Other Secured Debt Obligations – (continued)
Entertainment(b)(c) – 1.2%
MU Finance PLC (NR/NR)
$5,062,365	8.375%	02/01/17	$ 5,340,795

Finance(b) – 1.4%
International Lease Finance Corp. (BBB-/Ba2)
2,266,000	7.125	09/01/18	2,628,560
TMX Finance LLC/TitleMax Finance Corp. (B+/B3)(c)
3,354,000	8.500	09/15/18	3,555,240

			6,183,800

Food & Beverage(b)(c) – 0.0%
Bumble Bee Acquisition Corp. (B/B3)
88,000	9.000	12/15/17	95,920

Gaming(c) – 1.3%
Caesars Entertainment Operating Co., Inc. (B-/B3)
5,330,000	11.250	06/01/17	5,436,600

Health Care - Medical Products(c) – 0.9%
DJO Finance LLC/DJO Finance Corp. (CCC/Caa2)
2,889,000	9.750	10/15/17	2,939,557
DJO Finance LLC/DJO Finance Corp. (B-/B3)
1,077,000	8.750	03/15/18	1,182,008

			4,121,565

Health Care - Services(c) – 4.2%
CHS/Community Health Systems, Inc. (BB/Ba2)
1,932,000	5.125	08/15/18	1,999,620
HCA, Inc. (BB/Ba3)
12,346,000	7.875	02/15/20	13,256,517
STHI Holding Corp. (B/B2)(b)
2,901,000	8.000	03/15/18	3,104,070

			18,360,207

Lodging(c) – 0.3%
Felcor Lodging LP (B-/B2)
98,000	6.750	06/01/19	104,370
984,000	5.625	03/01/23	961,860

			1,066,230

Media - Non Cable(b)(c) – 0.2%
Univision Communications, Inc. (B+/B2)
970,000	6.875	05/15/19	1,040,325

Metals & Mining(c) – 0.3%
Molycorp, Inc. (CCC+/B3)
1,413,000	10.000	06/01/20	1,402,403

Packaging(b)(c) – 0.7%
Albea Beauty Holdings SA (B+/B2)
2,846,000	8.375	11/01/19	2,957,841

Retailers(b)(c) – 1.0%
Toys R US - Delaware, Inc. (B/B2)
4,524,000	7.375	09/01/16	4,139,460

Tobacco(c) – 0.6%
Vector Group Ltd. (B+/Ba3)
2,499,000	7.750	02/15/21	2,642,692

TOTAL OTHER SECURED DEBT OBLIGATIONS			$ 60,149,014

TOTAL SECURED DEBT OBLIGATIONS			$ 90,013,449

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – 58.0%
Automotive – 1.5%
Allison Transmission, Inc. (B-/B3)(b)(c)
	$1,921,000	7.125%	05/15/19	$ 2,074,680
Fiat Finance & Trade SA (BB-/B1)
EUR	327,000	7.750	10/17/16	500,407
Jaguar Land Rover Automotive PLC (BB/Ba2)(b)
	$1,631,000	4.125	12/15/18	1,612,217
Visteon Corp. (B+/B2)(c)
	2,148,000	6.750	04/15/19	2,271,510

				6,458,814

Capital Goods(c) – 1.5%
Mueller Water Products, Inc. (B/Caa1)
	6,257,000	7.375	06/01/17	6,429,067

Captive Auto(b) – 0.2%
General Motors Financial Co., Inc. (BB-/Ba2)
	1,027,000	3.250	05/15/18	1,029,568

Chemicals(c) – 2.4%
Ashland, Inc. (BB/Ba1)
	1,846,000	3.875	04/15/18	1,866,767
Rockwood Specialties Group, Inc. (BB+/Ba1)
	8,355,000	4.625	10/15/20	8,532,544

				10,399,311

Construction Machinery(b) – 0.6%
CNH Capital LLC (BB/Ba1)
	2,703,000	3.250	02/01/17	2,750,302

Consumer Cyclical Services(c) – 0.3%
Nuverra Environmental Solutions, Inc. (B/B3)
	1,292,000	9.875	04/15/18	1,259,700

Distributors(c) – 0.4%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
	1,000,000	6.750	05/20/20	1,092,500
	557,000	7.000	05/20/22	609,219

				1,701,719

Energy - Coal(c) – 0.5%
CONSOL Energy, Inc. (BB/B1)
	2,077,000	8.000	04/01/17	2,191,235

Energy - Exploration & Production – 17.9%
Approach Resources, Inc. (B-/B3)(c)
	3,057,000	7.000	06/15/21	3,125,782
Aurora USA Oil & Gas, Inc. (CCC+/Caa1)(b)(c)
	4,257,000	9.875	02/15/17	4,576,275
	2,623,000	7.500	04/01/20	2,701,690
Bonanza Creek Energy, Inc. (B-/B3)(c)
	2,137,000	6.750	04/15/21	2,249,193
Carrizo Oil & Gas, Inc. (B-/B3)(c)
	4,647,000	8.625	10/15/18	5,030,377
Chesapeake Energy Corp. (BB-/Ba3)
	6,834,000	9.500	02/15/15	7,414,890

Principal Amount		Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Energy - Exploration & Production – (continued)
Cimarex Energy Co. (BB+/Ba1)(c)
	$2,851,000	5.875%		05/01/22	$ 3,014,933
Comstock Resources, Inc. (B-/B3)(c)
	503,000	7.750		04/01/19	530,665
	1,438,000	9.500		06/15/20	1,610,560
Diamondback Energy, Inc. (CCC+/Caa1)(b)(c)
	4,231,000	7.625		10/01/21	4,463,705
Endeavor Energy Resources LP/EER Finance, Inc. (B+/B3)(b)(c)
	3,880,000	7.000		08/15/21	3,947,900
EV Energy Partners LP (B-/B3)(c)
	1,794,000	8.000		04/15/19	1,802,970
Goodrich Petroleum Corp. (CCC/Caa1)(c)
	778,000	8.875		03/15/19	811,065
Lightstream Resources Ltd. (B-/Caa1)(b)(c)
	8,117,000	8.625		02/01/20	8,198,170
Lone Pine Resources Canada, Ltd. (NR/WR)(c)(d)
	2,488,000	10.375		02/15/17	1,418,160
Magnum Hunter Resources Corp. (CCC/NR)(c)
	3,726,000	9.750		05/15/20	4,024,080
Plains Exploration & Production Co. (BBB/Baa3)(c)
	6,936,000	6.125		06/15/19	7,629,600
	2,759,000	6.625		05/01/21	3,041,798
Sanchez Energy Corp. (CCC+/Caa1)(b)(c)
	3,375,000	7.750		06/15/21	3,450,937
Seven Generations Energy Ltd. (CCC/Caa1)(b)(c)
	396,000	8.250		05/15/20	427,680
Swift Energy Co. (B+/B3)(c)
	2,987,000	7.125		06/01/17	3,050,474
	3,597,000	7.875		03/01/22	3,561,030
Trilogy Energy Corp. (B/NR)(b)(c)
CAD	2,021,000	7.250		12/13/19	1,978,668

					78,060,602

Energy - Independent(c) – 1.8%
Antero Resources Finance Corp. (BB-/B1)
	$272,000	7.250		08/01/19	291,720
	4,546,000	6.000		12/01/20	4,773,300
	1,788,000	5.375	(b)	11/01/21	1,810,350
Petrohawk Energy Corp. (BBB+/Baa3)
	1,082,000	6.250		06/01/19	1,179,380

					8,054,750

Entertainment(c) – 1.2%
Cinemark USA, Inc. (BB-/B2)
	3,900,000	5.125		12/15/22	3,783,000
Regal Entertainment Group (B-/B3)
	1,519,000	5.750		06/15/23	1,492,417

					5,275,417

Environmental(c) – 0.5%
ADS Waste Holdings, Inc. (CCC+/Caa1)
	1,954,000	8.250		10/01/20	2,117,648

Finance – 14.5%
Ally Financial, Inc. (BB/B1)(c)(e)
	880,000	0.000		06/15/15	842,600
CIT Group, Inc. (BB-/Ba3)(b)
	14,701,000	5.500		02/15/19	15,840,327
National Money Mart Co. (B/B2)(c)
	6,104,000	10.375		12/15/16	6,195,560

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Finance – (continued)
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)(c)
	$884,000	10.875%	04/01/15	$ 901,680
	5,527,000	6.500	08/01/18	5,616,814
	1,100,000	7.875	10/01/20	1,144,000
	3,813,000	6.500	07/01/21	3,622,350
	5,031,000	6.500	06/01/22	4,754,295
SLM Corp. (BBB-/Ba1)
EUR	640,000	4.750	03/17/14	884,690
	$9,796,000	4.625	09/25/17	10,168,464
	4,953,000	5.500	01/15/19	5,131,570
	3,224,000	8.000	03/25/20	3,636,829
Walter Investment Management Corp. (B/B3)(b)(c)
	4,760,000	7.875	12/15/21	4,807,600

				63,546,779

Health Care - Medical Products(c) – 0.5%
Alere, Inc. (CCC+/Caa1)
	2,014,000	8.625	10/01/18	2,175,120

Health Care - Services – 3.8%
DaVita HealthCare Partners, Inc. (B/B2)(c)
	11,141,000	6.625	11/01/20	11,976,575
Fresenius Medical Care US Finance, Inc. (BB+/Ba2)(b)
	1,625,000	5.625	07/31/19	1,755,000
LifePoint Hospitals, Inc. (BB-/Ba1)(b)(c)
	3,043,000	5.500	12/01/21	3,073,430

				16,805,005

Media - Non Cable(c) – 1.9%
Gray Television, Inc. (B+/Caa1)
	2,726,000	7.500	10/01/20	2,889,560
Lamar Media Corp. (BB-/B1)
	595,000	5.000	05/01/23	565,250
LIN Television Corp. (B+/B3)
	2,523,000	8.375	04/15/18	2,674,380
	548,000	6.375	01/15/21	569,920
Nexstar Broadcasting, Inc. (B/Caa1)
	1,500,000	6.875	11/15/20	1,603,125

				8,302,235

Packaging(c) – 2.9%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (CCC+/Caa2)(b)
	3,442,000	5.625	12/15/16	3,510,840
	5,064,000	6.000	06/15/17	5,139,960
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	3,736,000	8.500	05/15/18	3,941,480

				12,592,280

Pharmaceuticals(b)(c) – 0.4%
Endo Finance Co. (B/B1)
	1,127,000	5.750	01/15/22	1,136,861
Valeant Pharmaceuticals International (B/B1)
	791,000	7.000	10/01/20	852,303

				1,989,164

Telecommunications-Wireless – 3.0%
Intelsat Jackson Holdings SA (B+/B3)(c)
	3,302,000	7.250	04/01/19	3,557,905
Sprint Communications, Inc. (BB+/Ba2)(b)
	4,792,000	9.000	11/15/18	5,762,380
Sprint Corp. (BB-/B1)(b)
	325,000	7.875	09/15/23	348,969
	3,400,000	7.125	06/15/24	3,438,250

				13,107,504

Principal Amount		Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Telecommunications-Wirelines – 2.2%
Telecom Italia Capital SA (BB+/Ba1)
	$4,158,000	6.999%	06/04/18	$ 4,608,517
Telecom Italia SpA (BB+/Ba1)
EUR	1,722,000	4.500	09/20/17	2,480,116
Windstream Corp. (B/B1)
	$2,040,000	7.875	11/01/17	2,335,800

				9,424,433

TOTAL UNSECURED DEBT OBLIGATIONS				$ 253,670,653

Shares		Rate		Value
Preferred Stocks(b) – 3.4%
Finance – 3.4%
Ally Financial, Inc.
	$15,389	7.000%		$ 14,697,939

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$ 358,382,041

Principal Amount		Interest Rate	Maturity Date	Value
Short-term Investment(f) – 12.1%
Repurchase Agreement – 12.1%
Joint Repurchase Agreement Account II
	$52,900,000	0.019%	01/02/14	$ 52,900,000

TOTAL INVESTMENTS – 94.1%				$ 411,282,041

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.9%				25,791,311

NET ASSETS – 100.0%				$ 437,073,352

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $128,645,025, which represents approximately 29.4% of net assets as of December 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

(d)	Security is currently in default and/or non-income producing.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/CAD	06/03/14	$2,672,866	$(4,077)
	USD/EUR	04/17/14	22,540,838	(404,129)
	USD/GBP	01/27/14	2,483,466	(171,726)

TOTAL				$(579,932)

SWAP CONTRACTS — At December 31, 2013, the Fund had outstanding swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$34,385	10/19/20	3 month LIBOR	2.224%	$267	$263,772

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$410,851,646

Gross unrealized gain	4,131,371
Gross unrealized loss	(3,700,976)

Net unrealized security gain	$430,395

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Senior Term Loans — Senior Term Loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from a third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of December 31, 2013:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Secured Debt Obligations	$—	$86,551,321	$3,462,128
Unsecured Debt Obligations	—	252,252,493	1,418,160
Common Stock and/or Other Equity Investments	—	14,697,939	—
Short-term Investments	—	52,900,000	—
Total	$—	$406,401,753	$4,880,288

Derivative Type
Assets(a)
Interest Rate Swap Contracts	$—	$263,772	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(579,932)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The following is a reconciliation of Level 3 investments for the period ended December 31, 2013:

	Common Stock	Secured Debt Obligations	Unsecured Debt Obligations
Beginning Balance as of April 1, 2013	$1,762,290	$—	$—
Realized gain (loss)	182,204	—	—
Unrealized gain (loss) relating to instruments still held at reporting date	282,806	9,500	(808,600)
Purchases	—	945,250	2,226,760
Sales	(2,227,300)	—	—
Transfers into Level 3	—	2,507,378	—
Transfers out of Level 3	—	—	—
Ending Balance as of December 31, 2013	$—	$3,462,128	$1,418,160

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2013, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2014, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$52,900,000	$52,900,056	$54,297,377

REPURCHASE AGREEMENTS — At December 31, 2013, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.020%	$7,207,964
Citigroup Global Markets, Inc.	0.010	3,012,283
Citigroup Global Markets, Inc.	0.020	11,833,970
Merrill Lynch & Co., Inc.	0.010	2,121,508
TD Securities USA LLC	0.010	15,061,418
Wells Fargo Securities LLC	0.030	13,662,857
TOTAL		$52,900,000

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.157% to 3.500%	08/14/15 to 07/03/23
Federal Home Loan Bank	0.000 to 5.250	01/03/14 to 12/13/19
Federal Home Loan Mortgage Corp.	0.450 to 7.000	11/25/14 to 12/01/43
Federal National Mortgage Association	0.000 to 7.000	05/01/14 to 01/01/44
Government National Mortgage Association	2.500 to 7.500	04/15/23 to 12/20/43
Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/14 to 11/01/18
United States Treasury Bonds	5.250 to 7.625	02/15/25 to 11/15/28
United States Treasury Inflation Protected Security	0.125	4/15/2018
United States Treasury Interest-Only Stripped Security	0.000	11/15/2015
United States Treasury Notes	0.250 to 8.875	06/30/14 to 05/31/19
United States Treasury Principal-Only Stripped Securities	0.000	02/15/14 to 08/15/18

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Credit Strategies

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2014

*	Print the name and title of each signing officer under his or her signature.